Document And Entity Information	9 Months Ended
	Sep. 30, 2013	Nov. 04, 2013
Document And Entity Information [Abstract]
Entity Registrant Name	CHIQUITA BRANDS INTERNATIONAL INC
Entity Central Index Key	0000101063
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Document Type	8-K
Document Period End Date	Sep. 30, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q3
Amendment Flag	false
Entity Common Stock, Shares Outstanding		46,829,913